Debt Instruments - Impairment Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments
Impairment at beginning of year	€ (176,554)	€ (184,596)
Impairment at end of year	(163,853)	(176,554)	€ (184,596)
Accumulated impairment
Debt Instruments
Impairment at beginning of year	284	474
Impairment at end of year	215	284	474
Debt instruments
Debt Instruments
Impairment at beginning of year	(176,554)	(184,596)
Impairment at end of year	(163,853)	(176,554)	(184,596)
Debt instruments | Accumulated impairment
Debt Instruments
Impairment at beginning of year	284	474	635
Net impairment losses charged to income for the period	28	79	(170)
Impairment loss recognised in profit or loss	49	91	77
Impairment losses reversed with a credit to income	(21)	(12)	(247)
Exchange differences and other	(97)	(269)	9
Impairment at end of year	215	284	474
Debt instruments | Accumulated impairment | Stage 1 | Financial instruments not credit-impaired
Debt Instruments
Impairment at beginning of year	25	22
Impairment at end of year	26	25	22
Debt instruments | Accumulated impairment | Stage 2 and 3 | Financial instruments not credit-impaired
Debt Instruments
Impairment at beginning of year	2	6
Impairment at end of year	8	2	6
Debt instruments | Accumulated impairment | Stage 2 and 3 | Financial instruments credit-impaired
Debt Instruments
Impairment at beginning of year	257	446
Impairment at end of year	181	257	446
Debt instruments | Accumulated impairment | European Union
Debt Instruments
Impairment at beginning of year	21	14
Impairment at end of year	25	21	14
Debt instruments | Accumulated impairment | Latin America
Debt Instruments
Impairment at beginning of year	263	460
Impairment at end of year	190	263	460
Debt instruments | Accumulated impairment | Financial assets at amortized cost
Debt Instruments
Net impairment losses charged to income for the period	31	77	(176)
Debt instruments | Accumulated impairment | Financial assets at fair value through other comprehensive income
Debt Instruments
Net impairment losses charged to income for the period	€ (3)	€ 2	€ 6